U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 3, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”) File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series the TorrayResolute Small/Mid Cap Growth Fund (the “Fund”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated April 30, 2018, and filed electronically as Post-Effective Amendment No. 360 on April 25, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.